S000041918 [Member] Performance Management - AMG Veritas Global Real Return Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of (i) a broad-based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
As of March 19, 2021, Veritas was appointed as subadviser to the Fund and the Fund changed its name to “AMG Veritas Global Real Return Fund,” adopted its current investment strategies and began comparing its performance to the Bloomberg US Treasury Inflation-Linked Bond Index. The Fund’s performance information for periods prior to March 19, 2021 reflects the Fund’s investment strategy that was in effect at that time and would have been different had the Fund’s current investment strategy been in effect.
Effective February 27, 2017, outstanding Class S shares (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class I shares.
To obtain updated performance information, please visit wealth.amg.com or call 800.548.4539.

Performance Past Does Not Indicate Future [Text]	As always, past performance of the Fund (beforeand after taxes) is not an indication of how the Fund will performin the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information illustrates the risks ofinvesting in the Fund by showing changes in the Fund’s performancefrom year to year and by showing how the Fund’s performancecompares to that of (i) a broad-based index and (ii) anadditional index reflecting the market segment(s) in which theFund invests.
Bar Chart [Heading]	Calendar Year Total Returns as of 12/31/25 (Class I)
Bar Chart Closing [Text Block]	Best Quarter: 22.22% (2nd Quarter 2020) Worst Quarter: -19.74% (4th Quarter 2018)
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highestindividual U.S. federal marginal income tax rates and do notreflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-taxreturns depend on an investor’s tax situation and may differ fromthose shown. After-tax returns are not relevant to investors whohold their Fund shares through tax-advantaged arrangements,such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	wealth.amg.com
Performance Availability Phone [Text]	800.548.4539
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.74%)
Lowest Quarterly Return, Date	Dec. 31, 2018